NATIXIS FUNDS

LOOMIS SAYLES FUNDS

Supplement dated January 4, 2016 to the Loomis Sayles Funds Statements of Additional Information,

dated February 1, 2015 and the Natixis Funds Statements of Additional Information dated

February 1, 2015, April 1, 2015, May 1, 2015, June 30, 2015, August 31, 2015 and November 30, 2015,

as may be revised or supplemented from time to time, for the following funds.

AEW Real Estate Fund	Loomis Sayles Intermediate Duration Bond Fund
ASG Dynamic Allocation Fund	Loomis Sayles Investment Grade Bond Fund
ASG Global Alternatives Fund	Loomis Sayles Investment Grade Fixed Income Fund
ASG Global Macro Fund	Loomis Sayles Limited Term Government and Agency Fund
ASG Managed Futures Strategy Fund	Loomis Sayles Multi-Asset Income Fund
ASG Tactical U.S. Market Fund	Loomis Sayles Securitized Asset Fund
CGM Advisor Targeted Equity Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Gateway Fund	Loomis Sayles Small Cap Growth Fund
Gateway Equity Call Premium Fund	Loomis Sayles Small/Mid Cap Growth Fund
Loomis Sayles Bond Fund	Loomis Sayles Small Cap Value Fund
Loomis Sayles Core Plus Bond Fund	Loomis Sayles Strategic Alpha Fund
Loomis Sayles Dividend Income Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles Emerging Markets Opportunities Fund	Loomis Sayles Value Fund
Loomis Sayles Fixed Income Fund	McDonnell Intermediate Municipal Bond Fund
Loomis Sayles Global Bond Fund	Natixis Oakmark Fund
Loomis Sayles Global Equity and Income Fund	Natixis Oakmark International Fund
Loomis Sayles Growth Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles High Income Fund	Seeyond Multi-Asset Allocation Fund
Loomis Sayles High Income Opportunities Fund	Vaughan Nelson Select Fund
Loomis Sayles Inflation Protected Securities Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Institutional High Income Fund	Vaughan Nelson Value Opportunity Fund

Effective January 1, 2016, Wendell J. Knox has resigned from the Audit Committee and has been appointed as a member of the Contract Review Committee and Edmond J. English has resigned from the Contract Review Committee and has been appointed as a member of the Audit Committee. Accordingly, the table in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)” is hereby updated to reflect that Mr. Knox is now a Contract Review Committee member and Mr. English is now an Audit Committee member. In addition, the list of the members of the Audit Committee and Contract Review Committee in the sub-section “Leadership and Structure of the Board” within the section “Management of the Trust(s)” is hereby replaced with the following:

Audit Committee	Contract Review Committee
Kenneth A. Drucker – Chairman	Peter J. Smail – Chairman
Edmond J. English	Wendell J. Knox
Richard A. Goglia	Martin T. Meehan
Erik R. Sirri	Cynthia L. Walker

Effective January 1, 2016, the second paragraph in the sub-section “Trustee Fees” within the section “Management of the Trust(s)” is hereby replaced with the following:

The Chairperson of the Board receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board meetings or committee meetings that she attends. Each Trustee who is not an employee, officer or director of NGAM Advisors, the Distributor or their affiliates (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Trustee who is not an employee, officer or director of NGAM Advisors, the Distributor or their affiliates also receives a meeting attendance fee of $10,000 for each meeting of the Board that he or she attends in person and $5,000 for each meeting of the Board that he or she attends telephonically. In addition, the Chairperson of the Audit Committee and the Chairperson of the Contract Review Committee each receive an additional retainer fee at an annual rate of $17,500. The Chairperson of the Governance Committee receives an additional retainer fee at an annual rate of $10,000. Each Contract Review Committee and Audit Committee member is compensated $6,000 for each committee meeting that he or she attends in person and $3,000 for each committee meeting that he or she attends telephonically. These fees are allocated among the mutual fund portfolios in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Gateway Trust based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio. Trustees are reimbursed for travel expenses in connection with attendance at meetings.